Recovery of Erroneously Awarded Compensation	12 Months Ended
Oct. 31, 2025
Restatement Determination Date [Axis]: 2025-10-31
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	We have adopted a Claw Back Policy, effective September 7, 2023. The Claw Back policy applies to Covered Executive of the Company and provide for the recovery of (i) Erroneously Awarded Compensation from Covered Executives, and (ii) Recoverable Amounts from Covered Executives. This Policy is designed to comply with Nasdaq Rule 5608 and with Section 10D and Rule 10D-1 of the Exchange Act.